Acquisitions and other investments - Narrative, Acquisitions (Details) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
	Jan. 12, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Loss on contract termination			€ 0.5
Weekengo GmbH
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Consideration for shares acquired	€ 6.7
Consideration for domain and trademark acquired	0.7
Payments to acquire businesses	€ 7.4
Increase in deferred tax assets, measurement period adjustment		€ 1.5
Deferred tax liabilities, measurement period adjustment		0.3
Decrease in goodwill, measurement period adjustment		€ 1.2
Revenue of acquiree				€ 0.2
Operating losses of acquiree				€ (2.3)